Payables, Accruals and Provisions - Schedule of Payables, Accruals and Provisions (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Payables Accruals And Provisions [abstract]
Trade payables	$ 147	$ 176
Accruals	826	799
Provisions (see note 23)	66	63
Other current liabilities	51	53
Total payables, accruals and provisions	$ 1,090	$ 1,091